Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. For further information concerning Illumina’s pay for performance philosophy and how Illumina aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis”.

Year	Summary Compensation Table Total for Francis deSouza 1 ($)	Summary Compensation Table Total for Charles Dadswell 1 ($)	Summary Compensation Table Total for Jacob Thaysen 1 ($)	Compensation Actually Paid to Francis deSouza 1,2,3 ($)	Compensation Actually Paid to Charles Dadswell 1,2,3 ($)	Compensation Actually Paid to Jacob Thaysen 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Core Illumina Revenue 5 ($ Millions)
									TSR ($)	Peer Group TSR ($)

2023	14,494,506	4,104,066	4,691,233	(8,142,898)	1,804,769	4,439,576	4,495,352	692,244	41.90	117.96	(1,161)	4,438

2022	26,752,197	—	—	(10,053,847)	—	—	5,772,066	(3,358,918)	60.85	112.78	(4,404)	4,553

2021	14,333,634	—	—	36,737,462	—	—	8,019,825	8,297,373	114.49	125.49	762	4,519

2020	11,733,593	—	—	(208,167)	—	—	3,571,019	540,066	111.35	125.46	656	3,239

(1)
Francis deSouza was our PEO for each year presented until June 2023. Charles Dadswell served as interim PEO until September 2023. Jacob Thaysen has been our PEO since September 2023. The individuals comprising the
Non-PEO
NEOs for each year presented are as follows:

•	2023: Mr. Goswami, Mses. Tousi, Reeves and Rollins, and Drs. Aravanis and Febbo served as Non-PEO NEOs.

•	2022: Messrs. Samad and Goswami, Ms. Tousi, and Drs. Aravanis and Febbo served as Non-PEO NEOs.

•	2021: Messrs. Ragusa, Dadswell, and Samad, Ms. Tousi, and Dr. Aravanis served as Non-PEO NEOs.

•	2020: Messrs. Van Oene and Samad, Ms. Tousi, and Dr. Aravanis served as Non-PEO NEOs.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Fiscal Year 2023	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

Francis deSouza	14,494,506	(13,969,376)	(8,668,028)	(8,142,898)

Charles Dadswell	4,104,066	(3,073,670)	774,373	1,804,769

Jacob Thaysen	4,691,233	(3,894,603)	3,642,946	4,439,576
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	4,495,352	(3,679,037)	(124,071)	692,244
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year 2023	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total-Inclusion of Equity Values for PEO ($)
Francis deSouza	—	—	—	(162,161)	(8,505,867)	—	(8,668,028)
Charles Dadswell	1,577,968	(87,199)	—	(133,678)	(602,718)	—	774,373
Jacob Thaysen	3,642,946	—	—	—	—	—	3,642,946

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,219,335	(233,209)	—	(56,302)	(1,053,895)	—	(124,071)

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 29, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Core Illumina Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2023. Core Illumina Revenue is defined, for purposes of the variable compensation program, as set forth above in the “Compensation Discussion and Analysis” section. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Core Illumina Revenue
Named Executive Officers, Footnote
(1)
Francis deSouza was our PEO for each year presented until June 2023. Charles Dadswell served as interim PEO until September 2023. Jacob Thaysen has been our PEO since September 2023. The individuals comprising the
Non-PEO
NEOs for each year presented are as follows:

•	2023: Mr. Goswami, Mses. Tousi, Reeves and Rollins, and Drs. Aravanis and Febbo served as Non-PEO NEOs.

•	2022: Messrs. Samad and Goswami, Ms. Tousi, and Drs. Aravanis and Febbo served as Non-PEO NEOs.

•	2021: Messrs. Ragusa, Dadswell, and Samad, Ms. Tousi, and Dr. Aravanis served as Non-PEO NEOs.

•	2020: Messrs. Van Oene and Samad, Ms. Tousi, and Dr. Aravanis served as Non-PEO NEOs.

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 29, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Fiscal Year 2023	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

Francis deSouza	14,494,506	(13,969,376)	(8,668,028)	(8,142,898)

Charles Dadswell	4,104,066	(3,073,670)	774,373	1,804,769

Jacob Thaysen	4,691,233	(3,894,603)	3,642,946	4,439,576
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	4,495,352	(3,679,037)	(124,071)	692,244
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year 2023	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total-Inclusion of Equity Values for PEO ($)
Francis deSouza	—	—	—	(162,161)	(8,505,867)	—	(8,668,028)
Charles Dadswell	1,577,968	(87,199)	—	(133,678)	(602,718)	—	774,373
Jacob Thaysen	3,642,946	—	—	—	—	—	3,642,946

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,219,335	(233,209)	—	(56,302)	(1,053,895)	—	(124,071)

Non-PEO NEO Average Total Compensation Amount	$ 4,495,352	$ 5,772,066	$ 8,019,825	$ 3,571,019
Non-PEO NEO Average Compensation Actually Paid Amount	$ 692,244	(3,358,918)	8,297,373	540,066
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Fiscal Year 2023	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

Francis deSouza	14,494,506	(13,969,376)	(8,668,028)	(8,142,898)

Charles Dadswell	4,104,066	(3,073,670)	774,373	1,804,769

Jacob Thaysen	4,691,233	(3,894,603)	3,642,946	4,439,576
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	4,495,352	(3,679,037)	(124,071)	692,244
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year 2023	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total-Inclusion of Equity Values for PEO ($)
Francis deSouza	—	—	—	(162,161)	(8,505,867)	—	(8,668,028)
Charles Dadswell	1,577,968	(87,199)	—	(133,678)	(602,718)	—	774,373
Jacob Thaysen	3,642,946	—	—	—	—	—	3,642,946

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,219,335	(233,209)	—	(56,302)	(1,053,895)	—	(124,071)

Compensation Actually Paid vs. Total Shareholder Return
Over the four-year period from 2020 to 2023, our TSR performance was lower than that of our peers and our stock price decreased, which contributed to a significant decrease in “Compensation Actually Paid” to our PEO and other NEOs in 2022 and 2023 compared to 2021. For 2020 to 2021, our TSR and net income showed a slight positive correlation to “Compensation Actually Paid”, which showed a larger increase because of the improvement in our financial outlook that drove a large increase in the year-end fair value of our PSUs. For 2021 through 2023, our TSR and net income showed a positive correlation to “Compensation Actually Paid” due to our emphasis on performance-based pay that ties our executive’s compensation to our stock price and financial performance. For 2020 to 2021, Core Illumina Revenue showed a positive correlation to “Compensation Actually Paid”, but an inverse correlation for 2021 through 2023.

Compensation Actually Paid vs. Net Income
Over the four-year period from 2020 to 2023, our TSR performance was lower than that of our peers and our stock price decreased, which contributed to a significant decrease in “Compensation Actually Paid” to our PEO and other NEOs in 2022 and 2023 compared to 2021. For 2020 to 2021, our TSR and net income showed a slight positive correlation to “Compensation Actually Paid”, which showed a larger increase because of the improvement in our financial outlook that drove a large increase in the year-end fair value of our PSUs. For 2021 through 2023, our TSR and net income showed a positive correlation to “Compensation Actually Paid” due to our emphasis on performance-based pay that ties our executive’s compensation to our stock price and financial performance. For 2020 to 2021, Core Illumina Revenue showed a positive correlation to “Compensation Actually Paid”, but an inverse correlation for 2021 through 2023.

Compensation Actually Paid vs. Company Selected Measure
Over the four-year period from 2020 to 2023, our TSR performance was lower than that of our peers and our stock price decreased, which contributed to a significant decrease in “Compensation Actually Paid” to our PEO and other NEOs in 2022 and 2023 compared to 2021. For 2020 to 2021, our TSR and net income showed a slight positive correlation to “Compensation Actually Paid”, which showed a larger increase because of the improvement in our financial outlook that drove a large increase in the year-end fair value of our PSUs. For 2021 through 2023, our TSR and net income showed a positive correlation to “Compensation Actually Paid” due to our emphasis on performance-based pay that ties our executive’s compensation to our stock price and financial performance. For 2020 to 2021, Core Illumina Revenue showed a positive correlation to “Compensation Actually Paid”, but an inverse correlation for 2021 through 2023.

Total Shareholder Return Vs Peer Group
Over the four-year period from 2020 to 2023, our TSR performance was lower than that of our peers and our stock price decreased, which contributed to a significant decrease in “Compensation Actually Paid” to our PEO and other NEOs in 2022 and 2023 compared to 2021. For 2020 to 2021, our TSR and net income showed a slight positive correlation to “Compensation Actually Paid”, which showed a larger increase because of the improvement in our financial outlook that drove a large increase in the year-end fair value of our PSUs. For 2021 through 2023, our TSR and net income showed a positive correlation to “Compensation Actually Paid” due to our emphasis on performance-based pay that ties our executive’s compensation to our stock price and financial performance. For 2020 to 2021, Core Illumina Revenue showed a positive correlation to “Compensation Actually Paid”, but an inverse correlation for 2021 through 2023.

Tabular List, Table

Financial Performance Measures
Core Illumina Revenue
Earnings Per Share
Non-GAAP Operating Income

Total Shareholder Return Amount	$ 41.9	60.85	114.49	111.35
Peer Group Total Shareholder Return Amount	117.96	112.78	125.49	125.46
Net Income (Loss)	$ (1,161,000,000)	$ (4,404,000,000)	$ 762,000,000	$ 656,000,000
Company Selected Measure Amount	4,438,000,000	4,553,000,000	4,519,000,000	3,239,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Core Illumina Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Francis DeSouza [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,494,506	$ 26,752,197	$ 14,333,634	$ 11,733,593
PEO Actually Paid Compensation Amount	$ (8,142,898)	(10,053,847)	36,737,462	(208,167)
PEO Name	Francis deSouza
Charles Dadswell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,104,066	0	0	0
PEO Actually Paid Compensation Amount	$ 1,804,769	0	0	0
PEO Name	Charles Dadswell
Jacob Thaysen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,691,233	0	0	0
PEO Actually Paid Compensation Amount	$ 4,439,576	$ 0	$ 0	$ 0
PEO Name	Jacob Thaysen
PEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | VestingDate Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Francis DeSouza [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,969,376)
PEO | Francis DeSouza [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,668,028)
PEO | Francis DeSouza [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(162,161)
PEO | Francis DeSouza [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,505,867)
PEO | Charles Dadswell [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,073,670)
PEO | Charles Dadswell [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	774,373
PEO | Charles Dadswell [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,577,968
PEO | Charles Dadswell [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,199)
PEO | Charles Dadswell [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,678)
PEO | Charles Dadswell [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(602,718)
PEO | Jacob Thaysen [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,894,603)
PEO | Jacob Thaysen [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,642,946
PEO | Jacob Thaysen [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,642,946
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,679,037)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,071)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,219,335
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(233,209)
Non-PEO NEO | VestingDate Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,302)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,053,895)
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0